13F-HR
6/30/12

0000889780
koong@h3

NONE
1
Douglas L. Dethy
212-446-9330

DCCapital@dccap.com

13F-HR
Form 13F Holdings Report

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 D. C. Capital Partners, L.P.
Address: 800 Third Avenue
	 40th Floor
	 New York, NY  10022

13F File Number:	28-6726

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Douglas L. Dethy
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Douglas L. Dethy	New York, New York August 14 2012

Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT
[  ]	13F NOTICE
[  ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.  /s/ Douglas L. Dethy

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 24

Form 13F Information Table Value total:	$171,895.

List of Other Included Managers:

No.	13F File Number		Name

   FORM 13F INFORMATION TABLE

        NAME OF ISSUER        TITLE OF    CUSIP     VALUE      SHARES/  SH/PUT/ INVSTMT  OTHER  VOTING AUTHORITY
                                                   (x$1000)    PRN AMT  PRNCALLDISCRETN MANAGERS  SOLE   SHARED NONE

Allegheny Technologies Inc.      COM    01741R102    15,945      500000 SH       Sole              500000
Bank of America Corp             COM    060505104     2,045      250000 SH       Sole              250000
BP plc                         ADR COM  055622104    12,162      300000 SH       Sole              300000
Brunswick Corp                   COM    117043109     3,333      150000 SH       Sole              150000
CBS Corporation                Class B  124857202    13,112      400000 SH       Sole                           400000
Chico's FAS Inc                  COM    168615102       519       35000 SH       Sole               35000
Citigroup Inc                    COM    172967424     6,853      250000 SH       Sole              250000
Clear Channel Outdoor Holdings Class A  18451C109     1,204      200000 SH       Sole              200000
Commercial Vehicle Group Inc.    COM    202608105     3,448      400000 SH       Sole              400000
Delta Air Lines Inc.             COM    247361702     9,855      900000 SH       Sole              900000
Eaton Corporation                COM    278058102    19,815      500000 SH       Sole              500000
Facebook Inc                   Class A  30303M102       777       25000 SH       Sole               25000
Greenbrier Companies Inc         COM    393657101     5,274      300000 SH       Sole              300000
Humana Inc                       COM    444859102     7,744      100000 SH       Sole              100000
International Paper Co           COM    460146103     8,673      300000 SH       Sole              300000
Johnson Controls Inc             COM    478366107     5,542      200000 SH       Sole              200000
Louisiana Pacific Corp           COM    546347105    10,880     1000000 SH       Sole             1000000
MetLife, Inc.                    COM    59156R108     7,713      250000 SH       Sole              250000
Noranda Aluminum Holding Corp.   COM    65542W107     5,174      650000 SH       Sole              650000
Peabody Energy Corporation       COM    704549104     1,226       50000 SH       Sole               50000
Schlumberger Ltd                 COM    806857108    19,473      300000 SH       Sole              300000
Siemens                        ADR COM  826197501     2,102       25000 SH       Sole               25000
Tilly's Inc                    Class A  886885102        80        5000 SH       Sole                5000
Transcocean Ltd                  COM    H8817H100     8,946      200000 SH       Sole              200000